Note 2 - Material Accounting Policies and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]

Subsidiary	Ownership %	Location	Status
Cobalt Projects International Corp.	100	Canada	Inactive
Cobalt Industries of Canada Corp.	100	Canada	Inactive
Cobalt One Limited	100	Australia	Active
Cobalt Camp Refinery Ltd.	100	Canada	Active
Cobalt Camp Ontario Holdings Corp.	100	Canada	Inactive
Ophiolite Consultants Pty Ltd.	100	Australia	Inactive
Acacia Minerals Pty Ltd.	100	Australia	Inactive
CobalTech Mining Inc.	100	Canada	Inactive
US Cobalt Inc. (“USCO”)	100	Canada	Active
1086360 BC Ltd.	100	Canada	Active
Idaho Cobalt Company	100	United States	Active
Scientific Metals (Delaware) Corp.	100	United States	Inactive
Orion Resources NV	80	United States	Inactive
Grafito La Barranca de Mexico S.A. de C.V.	100	Mexico	Inactive
Grafito La Colorada de Mexico S.A. de C.V.	50	Mexico	Inactive